Consolidated Statements of Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 3,000	$ 4,440	$ 17,483	$ 1,652	$ 13,417,073	$ (13,892,754)	$ (449,106)
Beginning balance, shares at Dec. 31, 2020	3,000,000	4,440,000	17,483,283	1,652,458
Conversion of Series A Preferred Stock to common stock to be issued	$ (3,000)			$ 6,000	(3,000)
Conversion of Series A Preferred Stock to common stock to be issued, shares	(3,000,000)			6,000,000
Conversion of Series B Preferred Stock to common stock		$ (4,440)		$ 4,440
Conversion of Series B Preferred Stock to common stock, shares		(4,440,000)		4,440,000
Common stock issued from common stock to be issued			$ 24	$ (24)
Common stock issued for common stock to be issued, shares			24,000	(24,000)
Sale of common stock for cash			$ 2,240		557,760		560,000
Sale of common stock for cash, shares			2,240,000
Stock-based compensation expense					4,326		4,326
Net loss						(236,871)	(236,871)
Ending balance, value at Dec. 31, 2021			$ 19,747	$ 12,068	13,976,159	(14,129,625)	(121,651)
Ending balance, shares at Dec. 31, 2021			19,747,283	12,067,458
Common stock issued from common stock to be issued			$ 11,441	$ (11,441)
Common stock issued for common stock to be issued, shares			11,441,177	(11,440,177)
Stock-based compensation expense					1,081		1,081
Net loss						(167,047)	(167,047)
Ending balance, value at Mar. 31, 2022			$ 31,188	$ 627	13,977,240	(14,296,672)	(287,617)
Ending balance, shares at Mar. 31, 2022			31,188,460	627,281
Beginning balance, value at Dec. 31, 2021			$ 19,747	$ 12,068	13,976,159	(14,129,625)	(121,651)
Beginning balance, shares at Dec. 31, 2021			19,747,283	12,067,458
Common stock issued from common stock to be issued			$ 11,441	$ (11,441)	(1,001)
Common stock issued for common stock to be issued, shares			11,441,177	(11,441,177)
Stock-based compensation expense					105,650		105,650
Net loss						(984,790)	(984,790)
Deemed dividend on warrant modification					3,548	(3,548)
Common stock issued from warrant exercise				$ 100	49,900		50,000
Common stock issued from warrant exercise, shares				100,000
Ending balance, value at Dec. 31, 2022			$ 31,188	$ 727	14,135,257	(15,117,963)	(950,791)
Ending balance, shares at Dec. 31, 2022			31,188,460	727,281
Stock-based compensation expense					20,697		20,697
Net loss						(211,277)	(211,277)
Ending balance, value at Mar. 31, 2023			$ 31,188	$ 727	$ 14,152,406	$ (15,325,692)	$ (1,141,371)
Ending balance, shares at Mar. 31, 2023			31,188,460	727,281